UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments.

The Government Money Market ProFund (the “ProFund”) is currently a feeder fund that invests substantially all of its investable assets in a “master fund” the Government Cash Management Portfolio (the “Portfolio”), as discussed in the accompanying notes. The Schedule of Investments of the Portfolio is included herein.

:: Notes to Schedule of Investments :: March 31, 2017 (unaudited)

1.    Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Portfolio, an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. and has the same investment objective as the ProFund. As of March 31, 2017, the value of the investment and the percentage owned by the ProFund of the Portfolio was $403,764,689 and 2.9%.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its schedule of investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the schedule of investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investment in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The valuation techniques used to determine fair value are further described in Note 3 below.  The Portfolio’s schedule of investments included in this report provides information about the Portfolio’s valuation policy and its period-end security valuations.

3.              Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•                  Level 1 -  quoted prices in active markets for identical assets

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of March 31, 2017, the ProFund’s $403,764,689 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the quarter ended March 31, 2017.

4. Subsequent Events

The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date this schedule of investments was issued.  Based on this evaluation, there were no subsequent events to report that have a material impact on the ProFund’s schedule of investments.

The Schedule of Investments of the Portfolio as of March 31, 2017 is as follows:

Investment Portfolio	as of March 31, 2017 (Unaudited)

Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 54.5%

U.S. Government Sponsored Agencies 49.9%
Federal Farm Credit Bank:
0.568% **, 4/10/2017	50,000,000	49,993,000
0.609% *, 3/2/2018	50,000,000	50,000,000
0.75% **, 10/5/2017	38,500,000	38,352,010
0.784% *, 1/9/2019	50,000,000	50,000,000
0.862% *, 7/23/2018	70,000,000	69,996,116
0.887% *, 10/22/2018	60,000,000	59,995,934
0.898% *, 1/10/2019	72,250,000	72,340,817
0.913% *, 7/20/2018	153,800,000	153,800,000
0.953% **, 10/5/2017	5,000,000	4,975,586
0.958% *, 4/20/2018	90,000,000	89,994,984
0.977% *, 10/27/2017	100,000,000	100,000,000
0.982% *, 6/20/2017	75,000,000	75,000,000
1.012% *, 8/27/2018	75,000,000	74,991,789
1.017% *, 3/8/2018	30,000,000	29,998,553
1.022% *, 8/29/2017	10,000,000	10,003,199
1.062% *, 11/13/2018	110,000,000	110,000,000
1.082% *, 12/5/2018	50,000,000	50,000,000
1.086% *, 9/21/2017	80,000,000	80,000,000
1.098% *, 6/20/2018	40,000,000	40,000,000
Federal Home Loan Bank:
0.568% **, 4/5/2017	20,000,000	19,998,756
0.588% **, 5/12/2017	28,500,000	28,481,174
0.609% *, 2/2/2018	111,500,000	111,500,000
0.634% **, 7/24/2017	45,000,000	44,910,937
0.649% **, 8/9/2017	200,000,000	199,537,778
0.65% *, 5/4/2017	48,250,000	48,250,000
0.658% *, 2/9/2018	108,500,000	108,500,000
0.659% **, 5/23/2017	47,000,000	46,955,872
0.661% *, 8/14/2017	140,000,000	140,000,000
0.667% *, 5/8/2017	100,000,000	100,000,000
0.682% *, 1/17/2018	78,000,000	78,000,000
0.684% **, 8/25/2017	30,000,000	29,917,875
0.688% *, 5/10/2017	50,000,000	50,000,000
0.71% **, 5/17/2017	40,000,000	39,964,222
0.71% **, 9/18/2017	80,000,000	79,735,558
0.74% **, 7/3/2017	65,000,000	64,877,421
0.747% *, 8/22/2017	108,000,000	107,996,082
0.76% **, 10/18/2017	50,000,000	49,791,667
0.76% **, 10/25/2017	25,000,000	24,892,188
0.76% **, 11/2/2017	62,000,000	61,722,292
0.763% *, 7/18/2017	95,000,000	95,000,000
0.781% **, 5/3/2017	55,500,000	55,462,013
0.791% **, 7/5/2017	40,000,000	39,917,667
0.791% **, 11/8/2017	47,000,000	46,774,948
0.808% *, 4/19/2017	100,000,000	100,000,000
0.812% *, 1/23/2018	75,000,000	74,999,849
0.822% *, 3/8/2018	105,000,000	105,000,000
0.895% *, 5/30/2018	102,000,000	102,000,000
0.913% *, 5/18/2017	106,000,000	106,000,000
0.917% *, 5/8/2017	25,000,000	25,000,000
0.923% **, 9/22/2017	17,500,000	17,423,029
0.924% *, 4/5/2017	100,000,000	100,000,000
0.932% *, 3/19/2018	95,000,000	95,000,000
0.942% *, 11/17/2017	126,550,000	126,522,718

	Principal Amount ($)	Value ($)
0.959% *, 10/30/2017	50,000,000	49,998,709
0.968% *, 8/18/2017	160,000,000	159,911,106
0.998% *, 8/9/2017	34,540,000	34,590,946
1.024% *, 8/28/2017	285,000,000	284,988,266
Federal Home Loan Mortgage Corp.:
0.456% **, 5/3/2017	100,000,000	99,960,000
0.477% **, 4/6/2017	35,000,000	34,997,715
0.477% **, 4/7/2017	80,000,000	79,993,733
0.487% **, 5/1/2017	75,000,000	74,970,000
0.507% **, 4/25/2017	45,000,000	44,985,000
0.507% **, 5/16/2017	150,000,000	149,906,250
0.507% **, 5/17/2017	9,000,000	8,994,250
0.517% **, 4/21/2017	70,000,000	69,980,167
0.532% **, 5/5/2017	38,096,000	38,077,111
0.535% *, 4/11/2017	130,000,000	130,000,000
0.558% **, 5/18/2017	45,000,000	44,967,687
0.687% *, 5/8/2017	140,000,000	140,000,000
0.7% **, 10/2/2017	150,000,000	149,471,000
0.73% **, 6/19/2017	50,000,000	49,921,000
0.731% *, 1/11/2018	25,000,000	25,000,000
0.74% **, 5/3/2017	55,000,000	54,964,311
0.754% *, 8/10/2018	197,000,000	197,000,000
0.781% **, 6/21/2017	130,000,000	129,774,775
0.788% *, 5/16/2017	100,000,000	100,000,000
0.793% *, 7/24/2018	80,000,000	80,000,000
0.806% *, 12/22/2017	90,000,000	90,000,000
0.85% *, 2/22/2018	94,000,000	94,000,000
0.862% **, 8/24/2017	21,000,000	20,928,104
0.862% **, 8/24/2017	71,000,000	70,756,924
1.072% *, 12/21/2017	133,500,000	133,500,000
1.106% *, 7/21/2017	60,000,000	59,998,123
1.126% *, 3/8/2018	65,000,000	65,000,000
Federal National Mortgage Association:
0.875%, 10/26/2017	30,000,000	30,015,306
0.985% *, 1/11/2018	60,000,000	60,148,622
0.998% *, 7/20/2017	80,000,000	79,998,779
1.102% *, 3/21/2018	100,000,000	100,017,626
1.125%, 4/27/2017	109,000,000	109,042,714
		6,879,432,258
U.S. Treasury Obligations 4.6%
U.S. Treasury Bills:
0.507% **, 4/27/2017	75,000,000	74,972,917
0.517% **, 4/6/2017	39,828,000	39,825,179
0.635% **, 8/10/2017	45,000,000	44,897,492
0.671% **, 8/24/2017	61,000,000	60,837,350
0.755% **, 4/27/2017	141,000,000	140,924,134
0.771% **, 6/22/2017	65,000,000	64,887,478
0.791% **, 6/29/2017	40,000,000	39,922,867
U.S. Treasury Floating Rate Note, 0.856% *, 4/30/2017	25,000,000	24,997,972
U.S. Treasury Note, 0.875%, 8/15/2017	140,000,000	140,127,395
		631,392,784
Total Government & Agency Obligations (Cost $7,510,825,042)		7,510,825,042

Repurchase Agreements 37.9%
BNP Paribas, 0.79%, dated 3/31/2017, to be repurchased at $344,022,647 on 4/3/2017 (a)	344,000,000	344,000,000
BNP Paribas, 0.8%, dated 3/31/2017, to be repurchased at $100,006,667 on 4/3/2017 (b)	100,000,000	100,000,000
BNP Paribas, 0.81%, dated 3/31/2017, to be repurchased at $87,005,873 on 4/3/2017 (c)	87,000,000	87,000,000
Citigroup Global Markets, Inc., 0.76%, dated 3/31/2017, to be repurchased at $225,014,250 on 4/3/2017 (d)	225,000,000	225,000,000
Citigroup Global Markets, Inc., 0.79%, dated 3/31/2017, to be repurchased at $28,801,896 on 4/3/2017 (e)	28,800,000	28,800,000
Federal Reserve Bank of New York, 0.75%, dated 3/31/2017, to be repurchased at $3,500,218,750 on 4/3/2017 (f)	3,500,000,000	3,500,000,000

	Principal Amount ($)	Value ($)
HSBC Securities, Inc., 0.78%, dated 3/31/2017, to be repurchased at $240,015,600 on 4/3/2017 (g)	240,000,000	240,000,000
Nomura Securities International, 0.82%, dated 3/31/2017, to be repurchased at $429,129,322 on 4/3/2017 (h)	429,100,000	429,100,000
Wells Fargo Bank, 0.81%, dated 3/31/2017, to be repurchased at $258,117,422 on 4/3/2017 (i)	258,100,000	258,100,000
Total Repurchase Agreements (Cost $5,212,000,000)		5,212,000,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $12,722,825,042) †	92.4	12,722,825,042
Other Assets and Liabilities, Net	7.6	1,048,301,255
Net Assets	100.0	13,771,126,297

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2017.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $12,722,825,042.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
26,824,900	U.S. Treasury Inflation-Indexed Notes	0.125-1.25	7/15/2020-4/15/2021	28,198,642
286,167,200	U.S. Treasury Notes	0.875-2.0	10/15/2017-12/31/2021	287,181,805
51,915,334	U.S. Treasury STRIPS	Zero Coupon	11/15/2027-5/15/2045	35,499,553
Total Collateral Value				350,880,000

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
87,634,000	Federal Agricultural Mortgage Corp.	0.685-1.1	6/7/2017-6/8/2018	87,771,017
14,020,000	Federal National Mortgage Association	2.625	9/6/2024	14,229,780
Total Collateral Value				102,000,797

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
37,509,000	Federal Agricultural Mortgage Corp.	0.76-1.7	6/7/2017-2/28/2019	37,650,250
3,108,966	Federal Home Loan Mortgage Corp.	3.5-7.0	9/1/2028-12/1/2046	3,302,822
45,523,605	Federal National Mortgage Association	2.5-7.0	10/1/2031-12/1/2045	47,736,569
2,377,436	FREMF Mortgage Trust	0.1	7/25/2046	11,572
39,100	U.S. Treasury Note	2.125	3/31/2024	38,787
Total Collateral Value				88,740,000

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100	U.S. Treasury Bill	Zero Coupon	3/1/2018	99
227,365,300	U.S. Treasury Notes	0.875-3.5	2/15/2018-11/30/2022	229,499,972
Total Collateral Value				229,500,071

(e)	Collateralized by $29,508,800 U.S. Treasury Bill, Zero Coupon, maturing on 9/28/2017 with a value of $29,376,040.
(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
153,917,700	U.S. Treasury Bonds	3.125-4.75	2/15/2041-11/15/2041	200,410,678
3,218,283,100	U.S. Treasury Notes	2.5-3.625	2/15/2020-8/15/2023	3,299,808,162
Total Collateral Value				3,500,218,840

(g)	Collateralized by $468,719,694 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 5/15/2033-5/15/2040 with a value of $244,800,013.
(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
105,000	Federal Agricultural Mortgage Corp.	1.1	7/3/2018	105,163
33,185,000	Federal Home Loan Bank	2.25	3/18/2019	33,179,126
155,595,476	Federal Home Loan Mortgage Corp.	2.0-7.5	2/1/2018-4/1/2047	162,391,674
51,494,768	Federal National Mortgage Association	2.76-6.5	10/1/2019-3/1/2047	53,740,066
176,474,430	Government National Mortgage Association	3.0-6.0	6/15/2019-2/20/2047	183,404,295
800	U.S. Treasury Bill	Zero Coupon	5/25/2017	799
4,865,300	U.S. Treasury Notes	0.875-1.125	7/15/2018-5/31/2019	4,861,109
100	U.S. Treasury STRIPS	Zero Coupon	5/15/2044	43
Total Collateral Value				437,682,275

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,528,000	Federal National Mortgage Association	Zero Coupon	11/30/2017-4/5/2019	5,432,425
246,037,511	Financing Corp.	3.0-4.0	3/1/2032-2/1/2047	257,829,575
Total Collateral Value				263,262,000

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations (j)	$—	$7,510,825,042	$—	$7,510,825,042
Repurchase Agreements	—	5,212,000,000	—	5,212,000,000
Total	$—	$12,722,825,042	$—	$12,722,825,042

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.

(j)	See Investment Portfolio for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	May 25, 2017

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 23, 2017